Schedule I - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2019
Condensed Financial Information of Parent [Abstract]
Condensed Financial Information of Parent
Schedule I — Condensed financial information of parent

Fly Leasing Limited
Condensed Balance Sheets

AS OF DECEMBER 31, 2019 AND 2018
(Dollars in thousands)

	December 31,
	2019	2018
Assets
Cash and cash equivalents	$229,431	$43,233
Notes receivable from subsidiaries	440,801	466,729
Investments in subsidiaries	1,197,465	1,019,048
Deferred tax asset, net	145	—
Other assets, net	19,553	11,019
Total assets	$1,887,395	$1,540,029
Liabilities
Payable to related parties	$823	$729
Payable to subsidiaries	256,473	202,298
Unsecured borrowings, net	734,053	617,664
Deferred tax liability, net	—	3,066
Accrued and other liabilities	17,769	14,162
Total liabilities	1,009,118	837,919
Shareholders’ equity	878,277	702,110
Total liabilities and shareholders’ equity	$1,887,395	$1,540,029

These condensed financial statements should be read in conjunction with the notes to consolidated financial statements.
Fly Leasing Limited
Condensed Statements of Income

FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017
(Dollars in thousands, except per share data)

	Years ended
	2019	2018	2017
Revenues
Equity earnings from subsidiaries	$219,720	$90,175	$35,208
Equity earnings (loss) from unconsolidated subsidiary	2,717	(54)	496
Intercompany management fee income	16,452	16,844	12,124
Intercompany interest income	33,290	25,740	34,068
Interest and other income	6,066	1,072	809
Total revenues	278,245	133,777	82,705
Expense
Interest expense	38,211	38,211	45,970
Selling, general and administrative	14,102	12,314	12,630
Ineffective, dedesignated and terminated derivatives	—	(1,798)	—
Loss on modification and extinguishment of debt	—	—	19,655
Total expenses	52,313	48,727	78,255
Net income before provision for income taxes	225,932	85,050	4,450
Provision (benefit) for income taxes	55	(673)	1,852
Net income	$225,877	$85,723	$2,598
Weighted average number of shares:
Basic	31,607,781	29,744,083	30,307,357
Diluted	31,715,469	29,783,904	30,353,425
Earnings per share:
Basic	$7.15	$2.88	$0.09
Diluted	$7.12	$2.88	$0.09

These condensed financial statements should be read in conjunction with the notes to consolidated financial statements.
Schedule I — Condensed financial information of parent

Fly Leasing Limited
Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017
(Dollars in thousands)

	Years ended
	2019	2018	2017
Cash Flows from Operating Activities
Net income	$225,877	$85,723	$2,598
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from subsidiaries	(219,720)	(90,175)	(35,208)
Equity (earnings) loss from unconsolidated subsidiary	(2,717)	54	(496)
Deferred income taxes	(3,793)	(673)	1,852
Amortization of debt discount and other	1,742	1,742	1,931
Loss on modification and extinguishment of debt	—	—	19,655
Distributions from unconsolidated subsidiary	2,727	2,131	—
Changes in operating assets and liabilities:
Receivable from subsidiaries	240,470	(104,303)	6,144
Other assets	(2,305)	(709)	(1,121)
Payable to related parties	94	506	(683)
Accrued and other liabilities	3,605	(477)	(9,478)
Net cash flows used in operating activities	245,980	(106,181)	(14,806)
Cash Flows from Investing Activities
Capital contributions to subsidiaries	(46,601)	(8,986)	—
Distributions received from subsidiaries	—	25,792	—
Distributions received from unconsolidated subsidiary	2,639	3,103	—
Advances of notes receivable to subsidiaries	(271,084)	(265,311)	(48,335)
Repayment of notes receivable from subsidiaries	297,013	223,925	144,718
Investment income from equity certificates	1,603	—	—
Investment in equity certificates	(10,481)	(5,747)	—
Net cash flows (used in) provided by investing activities	(26,911)	(27,224)	96,383
Cash Flows from Financing Activities
Proceeds from issuance of unsecured borrowings	—	—	295,150
Repayment of unsecured borrowings	—	—	(375,000)
Debt modification and extinguishment costs	—	—	(16,287)
Debt issuance costs	—	—	(917)
Shares issued	—	19,624	—
Shares repurchased	(32,871)	—	(57,286)
Net cash flows (used in) provided by financing activities	(32,871)	19,624	(154,340)
Net increase (decrease) in cash and cash equivalents	186,198	(113,781)	(72,763)
Cash and cash equivalents at beginning of year	43,233	157,014	229,777
Cash and cash equivalents at end of year	$229,431	$43,233	$157,014
Supplemental Disclosure:
Cash paid during the year for:
Interest	$36,469	$36,425	$41,883
Taxes	—	—	—

Noncash Activities:
Noncash investing activities:
Capital contribution to subsidiaries	142,246	7	109,391
Distributions from subsidiaries	213,312	3,386	76,451
Intercompany sale of subsidiaries	—	39,605	—

These condensed financial statements should be read in conjunction with the notes to consolidated financial statements.